U.S. GLOBAL INVESTORS FUNDS

Holmes Macro Trends Fund

Investor Class Shares

SUPPLEMENT DATED JANUARY 2, 2014

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MAY 1, 2013

Evan Smith is no longer a portfolio manager of the fund. Frank Holmes, John Derrick, and Brian Hicks will continue to manage the fund.